Accounts Receivable, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Allowance for Credit Loss [Abstract]
Beginning balance	¥ 100,020	$ 15,695	¥ 109,315
Adoption of ASC 326			9,053
Amounts charged to expenses	(1,462)	(230)	(2,973)
Amounts written off	(3,951)	(620)	(10,099)
Disposal of a subsidiary			(68)
Foreign Exchange effect	(1,912)	(300)	(5,208)
Ending balance	¥ 92,695	$ 14,545	¥ 100,020